Accrued Expenses and Other Payables (Tables)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables
From January 1, 2017 to February 28, 2017
Accrued expenses	$43,291
Other payable	4,442
Accrued expenses and other payables	$47,733

December 31, 2016
Accrued salaries	$10,065
Accrued other expenses	4,298
Accrued expenses and other payables	$14,363